Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) subsidiary	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Accounting Policies [Line Items]
Fees incurred under marketing and logistics agreement	$ 13,900,000	$ 16,600,000	$ 9,400,000
Allowances for excess or obsolete materials and supplies	8,000,000	4,000,000
Long-lived asset impairments	0	0	0
Foreign exchange gains and (losses)	$ (3,600,000)	$ (5,300,000)	$ (2,100,000)
Pacific International Drilling West Africa Limited
Accounting Policies [Line Items]
Number of Rig Holding Subsidiaries | subsidiary	2
Pacific International Drilling West Africa Limited | Derotech Offshore Services Limited
Accounting Policies [Line Items]
Percentage of noncontrolling interest	51.00%
Pacific International Drilling West Africa Limited | Pacific Scirocco Ltd.
Accounting Policies [Line Items]
Percentage of ownership in joint venture	50.00%
Pacific International Drilling West Africa Limited | Pacific Bora Ltd.
Accounting Policies [Line Items]
Percentage of ownership in joint venture	50.00%